Other Obligations - Narratives (Details) € in Thousands, $ in Thousands			12 Months Ended
	Aug. 30, 2019 item	Feb. 01, 2018 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) in fair value of contingent consideration.			$ 5,838
Ferroatlantica, S.A.U.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of interest in subsidiary sold	100.00%
Number of hydroelectric power plants transferred. | item	10
Sensitivity On Discount Rate, Decrease By Ten Percent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) in fair value of contingent consideration.			5,880
Sensitivity On Discount Rate, Increase By Ten Percent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) in fair value of contingent consideration.			5,672
Sensitivity on volumes, Decrease By Ten Percent [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) in fair value of contingent consideration.			4,398
Sensitivity on volumes, Increase By Ten Percent [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) in fair value of contingent consideration.			7,209
Sensitivity On Mn Spread, Forty Percent [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) in fair value of contingent consideration.			1,856
Sensitivity On Mn Spread, Sixty Percent [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) in fair value of contingent consideration.			12,795
Tolling Agreement with Cee-Dumbria Ferroalloys Plant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Litigation liability			36,665		€ 34,375
Kintuk
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of equity interests acquired		100.00%
Payment of contingent consideration			18,931
Contingent consideration			5,838	$ 26,527
Ferroglobe Mangan Norge and Ferroglobe Manganese France
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period for contingent consideration		8 years 6 months
Ferroglobe Mangan Norge and Ferroglobe Manganese France | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contingent consideration arrangements		$ 0
Average simulated revenues			137,871	245,292
Ferroglobe Mangan Norge and Ferroglobe Manganese France | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contingent consideration arrangements		$ 60,000
Average simulated revenues			$ 124,999	$ 311,050
Ferroglobe Mangan Norge
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rates (as a percent)			10.70%	10.70%
Ferroglobe Manganese France
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rates (as a percent)			11.50%	10.90%